Financial Instruments (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Gross	$ 121,617,494	$ 190,127,366
Allowance	(8,115,798)	(4,677,134)
Net	113,501,696	185,450,232
Cash [Member]
Gross	107,111,075	165,310,609
Allowance	0	0
Net	107,111,075	165,310,609
Restricted Cash And Restricted Cash Equivalents [Member]
Gross	2,639,732	9,581,689
Allowance	0	0
Net	2,639,732	9,581,689
Accounts Receivable [Member]
Gross	4,621,242	6,721,754
Allowance	(2,465,798)	(2,016,191)
Net	2,155,444	4,705,563
Security Deposits [Member]
Gross	1,205,629	1,119,754
Allowance	0	0
Net	1,205,629	1,119,754
Notes And Other Receivables [Member]
Gross	389,816	4,732,617
Allowance	6,039,816	7,393,560
Net	$ (5,650,000)	$ (2,660,943)